Leases (Details) - Schedule of lease expenses ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of lease expenses [Abstract]
Operating lease expenses	¥ 5,180	$ 751	¥ 8,564
Short-term lease expenses	1,551	225	4,474
Total	¥ 6,731	$ 976	¥ 13,038